Income Taxes Deferred tax liabilities and assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Income Tax Disclosure [Abstract]
Property and equipment	$ 71,425	$ 82,627
Investments	43,527	95,445
Other intangible assets, including goodwill	700,526	717,583
Inventory and other	70,037	13,095
Gross deferred tax liability	885,515	908,750
Insurance	36,458	41,443
Employee compensation and benefits	218,491	214,847
Accruals and allowances	37,876	43,781
Derivatives	18,449	31,879
Net operating loss/credit carryforwards and other	37,264	37,509
Gross deferred tax asset, before valuation allowances	348,538	369,459
Valuation allowances	(10,263)	(15,187)
Net deferred tax liability	$ 547,240	$ 554,478